OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets
	As at December 31
	2015	2016

Deposits for leases	46,423	62,985
Other deposits	—	15,000
Others	11,093	20,740

	57,516	98,725